Share Based Compensation - Summary of RSU activity and related data (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	9,220	20,033
Vested		(6,500)
Forfeited/Cancelled		(4,313)
Ending balance		9,220
Weighted average grant date fair value
Beginning balance	$ 69.8	$ 69.8
Vested		69.8
Forfeited/Cancelled		69.8
Ending balance		$ 69.8
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	9,220
Vested	(9,220)
Ending balance	0	9,220
Weighted average grant date fair value
Beginning balance	$ 69.8
Vested	69.8
Ending balance	$ 0	$ 69.8